UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:  ____

This Amendment (Check only one.): [ ] is a restatement. [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Michael F. Price
Address:       c/o MFP Investors LLC
               667 Madison Ave.
               25th Floor
               New York, New York 10065

13F File Number:  28-13081

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael F. Price
Title:         Investment Manager
Phone:         (212) 752-7280

Signature, Place, and Date of Signing:

     /s/ Michael F. Price                    New York, NY          5/13/11
     --------------------                    -------------         -------
          [Signature]                        [City, State]           Date

Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[   ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1
                                            ---

Form 13F Information Table Entry Total:     106
                                            ---

Form 13F Information Table Value Total:     $678,312
                                            -----------
                                            (thousands)

List of Other Included Managers:

1     MFP Investors LLC

                                       3

                                                                                               INVEST-
                                                                                                MENT    OTHER
                                       TITLE OF                 VALUE     SHRS OR   SH/  PUT/  DISCRE-  MANA-     VOTING AUTHORITY
NAME OF ISSUER                          CLASS         CUSIP    (x$1000)   PRN AMT   PRN  CALL   TION    GERS     SOLE    SHARED NONE
----------------------------------  --------------  ---------  --------  ---------  ---  ----  -------  -----  --------- ------ ----
Enstar Group Ltd.                   SHS             G3075P101    3,296      32,996  SH         SOLE         1     32,996
Alcon Inc.                          COM SHS         H01301102   14,598      88,200  SH         SOLE         1     88,200
TYCO International Ltd.             SHS             H89128104    1,399      31,250  SH         SOLE               31,250
A.C. Moore Arts & Crafts Inc.       COM             00086T103      380     138,700  SH         SOLE         1    138,700
Alberto Culver Co.                  COM             013078100    2,247      60,300  SH         SOLE         1     60,300
American River Bankshares           COM             029326105      912     138,218  SH         SOLE         1    138,218
Arkansas Best Corp.                 COM             040790107    7,069     272,720  SH         SOLE         1    272,720
BRT Realty Trust                    SH BEN INT NEW  055645303      997     154,129  SH         SOLE         1    154,129
Bank of America Corporation         COM             060505104    9,891     742,027  SH         SOLE         1    742,027
Becton, Dickinson & Co.             COM             075887109   19,109     240,000  SH         SOLE         1    240,000
Boeing Co.                          COM             097023105    1,479      20,000  SH         SOLE               20,000
Brocade Communications Sys Inc.     COM NEW         111621306    3,075     500,000  SH         SOLE         1    500,000
Bucyrus International Inc.          COM             118759109    2,286      25,000  SH         SOLE         1     25,000
Build-a-Bear Workshop, Inc.         COM             120076104      210      34,697  SH         SOLE               34,697
Builders FirstSource Inc.           COM             12008R107      469     165,222  SH         SOLE         1    165,222
CIT Group Inc.                      COM NEW         125581801    1,447      34,000  SH         SOLE         1     34,000
CNO Financial Group Inc.            COM             12621E103   15,942   2,122,814  SH         SOLE         1  2,122,814
Cache, Inc.                         COM NEW         127150308    9,479   2,065,203  SH         SOLE         1  2,065,203
Cape Bancorp Inc.                   COM             139209100    2,098     213,000  SH         SOLE         1    213,000
CapitalSource Inc.                  COM             14055X102    6,085     864,304  SH         SOLE         1    864,304
Capitol Federal Financial Inc.      COM             14057J101    3,381     300,000  SH         SOLE         1    300,000
Charming Shoppes, Inc.              COM             161133103    7,957   1,867,900  SH         SOLE         1  1,867,900
Chubb Corp.                         COM             171232101    4,292      70,000  SH         SOLE         1     70,000
Citigroup Inc.                      COM             172967101   32,551   7,364,541  SH         SOLE         1  7,364,541
Coca-Cola Enterprises Inc. New      COM             19122T109    9,350     342,500  SH         SOLE         1    342,500
ConocoPhillips                      COM             20825C104   27,671     346,500  SH         SOLE         1    346,500
Cott Corp                           COM             22163N106    1,920     228,545  SH         SOLE              228,545
Courier Corporation                 COM             222660102      110       7,844  SH         SOLE         1      7,844
Destination Maternity Corp.         COM             25065D100   12,893     558,880  SH         SOLE         1    558,880
Duckwall-Alco Stores, Inc.          COM             264142100    3,359     264,919  SH         SOLE         1    264,919
EXCO Resources Inc.                 COM             269279402    8,575     415,060  SH         SOLE         1    415,060
Earthlink Inc.                      COM             270321102      159      20,359  SH         SOLE               20,359
Ebay Inc.                           COM             278642103    2,195      70,700  SH         SOLE         1     70,700
Elan plc                            ADR             284131208    6,880   1,000,000  SH         SOLE         1  1,000,000
Enzon Pharmaceuticals Inc.          COM             293904108    7,630     700,000  SH         SOLE         1    700,000
Exxon Mobil Corp.                   COM             30231G102    1,010      12,000  SH         SOLE               12,000
Farmer Bros Co.                     COM             307675108    3,142     259,209  SH         SOLE         1    259,209
Forest City Enterprises Inc.        CL A            345550107   18,318     972,800  SH         SOLE         1    972,800
Fox Chase Bancorp Inc.              COM             35137T108    2,230     160,200  SH         SOLE         1    160,200
GAMCO Investors Inc.                COM             361438104    3,625      78,200  SH         SOLE         1     78,200
Gencorp Inc.                        COM             368682100    4,567     763,794  SH         SOLE         1    763,794
Genzyme Corporation                 COM             372917104   26,654     350,000  SH         SOLE         1    350,000
Getty Realty Corp.                  COM             374297109      829      36,218  SH         SOLE               36,218
Goldman Sachs and Company           COM             38141G104    6,344      40,000  SH         SOLE         1     40,000
Granite Construction Inc            COM             387328107    4,893     174,113  SH         SOLE         1    174,113
Great Florida Bk Miami Lakes Fla    CL A            390528107        6      28,469  SH         SOLE               28,469
GulfMark Offshore, Inc.             CL A NEW        402629208   24,574     552,100  SH         SOLE         1    552,100
Gyrodyne Co. America Inc.           COM             403820103    2,335      31,131  SH         SOLE         1     31,131
Handy & Harman Ltd.                 COM             410315105      339      28,188  SH         SOLE               28,188
Hardinge, Inc.                      COM             412324303      685      50,000  SH         SOLE         1     50,000
Harris Corp Del                     COM             413875105    8,487     171,100  SH         SOLE         1    171,100
Heritage Commerce Corp.             COM             426927109    5,952   1,280,000  SH         SOLE         1  1,280,000
Heritage Oaks Bancorp               COM             42724R107    4,073   1,167,046  SH         SOLE         1  1,167,046
Hilltop Holdings, Inc.              COM             432748101    2,988     297,600  SH         SOLE         1    297,600
Huntsman Corp.                      COM             447011107    6,952     400,000  SH         SOLE         1    400,000
ITT Corporation New                 COM             450911102   37,099     617,800  SH         SOLE         1    617,800
John Bean Technologies Corp.        COM             477839104    4,948     257,331  SH         SOLE         1    257,331
Johnson & Johnson                   COM             478160104    2,666      45,000  SH         SOLE               45,000
Johnson Outdoors Inc.               CL A            479167108    5,782     380,666  SH         SOLE         1    380,666
Kaiser Aluminum Corp.               COM PAR $0.01   483007704   14,913     302,800  SH         SOLE         1    302,800
KeyCorp New                         COM             493267108    1,332     150,000  SH         SOLE         1    150,000
Lubrizol Corp                       COM             549271104    3,054      22,800  SH         SOLE         1     22,800
M & F Worldwide Corp.               COM             552541104    2,399      95,500  SH         SOLE         1     95,500
MVC Capital Inc.                    COM             553829102    2,283     166,400  SH         SOLE         1    166,400
Malvern Federal Bancorp, Inc.       COM             561410101    1,741     199,700  SH         SOLE         1    199,700
Marlin Business Services Corp.      COM             571157106    6,570     532,449  SH         SOLE         1    532,449
McGraw Hill Companies Inc.          COM             580645109   17,533     445,000  SH         SOLE         1    445,000
Miller Inds Inc Tenn                COM NEW         600551204    3,965     244,164  SH         SOLE         1    244,164
National Fuel Gas Co N J            COM             636180101    7,304      98,700  SH         SOLE         1     98,700
Newell Rubbermaid Inc.              COM             651229106    4,591     240,000  SH         SOLE         1    240,000
Old Republic Intl Corp.             COM             680223104      268      21,093  SH         SOLE               21,093
OmniAmerican Bancorp Inc            COM             68216R107    4,752     300,000  SH         SOLE         1    300,000
One Liberty Properties Inc          COM             682406103    2,238     148,376  SH         SOLE         1    148,376
Oritani Financial Corp.             COM             68633D103    1,268     100,000  SH         SOLE         1    100,000
Palomar Medical Technologies, Inc.  COM NEW         697529303    2,274     153,106  SH         SOLE         1    153,106
Peapack-Gladstone Financial Corp.   COM             704699107       71       5,329  SH         SOLE                5,329
Penny JC Inc.                       COM             708160106   23,221     646,650  SH         SOLE         1    646,650
Pfizer Inc.                         COM             717081103    7,862     387,100  SH         SOLE         1    387,100
Presidential Life Corp.             COM             740884101    1,531     160,700  SH         SOLE         1    160,700
Prudential Bancorp Inc. PA          COM             744319104      665      95,200  SH         SOLE         1     95,200
QLT Inc.                            COM             746927102      931     133,893  SH         SOLE         1    133,893
RBC Bearings Inc                    COM             75524B104    2,351      61,499  SH         SOLE         1     61,499
Richardson Electronics Ltd.         COM             763165107      758      57,516  SH         SOLE         1     57,516
Rowan Companies, Inc.               COM             779382100   13,955     315,860  SH         SOLE         1    315,860
Royal Dutch Shell PLC               Spon ADR A      780259206    1,078      14,800  SH         SOLE               14,800
Rural/Metro Corp                    COM             781748108    1,348      79,100  SH         SOLE         1     79,100
Ruths Hospitality Group Inc.        COM             783332109   13,179   2,553,977  SH         SOLE         1  2,553,977
SI Financial Group Inc. MD          COM             78425V104      503      50,900  SH         SOLE         1     50,900
S L Industries Inc.                 COM             784413106       91       4,964  SH         SOLE                4,964
SLM Corp.                           COM             78442P106      306      20,000  SH         SOLE               20,000
Safeguard Scientifics, Inc.         COM NEW         786449207    6,370     313,025  SH         SOLE         1    313,025
SeaChange Intl Inc.                 COM             811699107    2,394     252,000  SH         SOLE         1    252,000
Sealed Air Corp.                    COM             81211K100    6,132     230,000  SH         SOLE         1    230,000
Sears Holdings Corp.                COM             812350106    7,698      93,138  SH         SOLE               93,138
Smurfit-Stone Container Corp.       COM             83272A104    1,160      30,000  SH         SOLE         1     30,000
Symetra Financial Corp.             COM             87151Q106   24,344   1,790,000  SH         SOLE         1  1,790,000
Syms Corp.                          COM             871551107    2,111     316,494  SH         SOLE         1    316,494
Synta Pharmaceuticals Corp.         COM             87162T206      647     123,058  SH         SOLE         1    123,058
Tejon Ranch Co.                     COM             879080109   11,812     321,500  SH         SOLE         1    321,500
Transatlantic Hldgs Inc             COM             893521104    3,986      81,900  SH         SOLE         1     81,900
United Therapeutics Corp            COM             91307C102    4,812      71,800  SH         SOLE         1     71,800
Unitrin Inc.                        COM             913275103    4,478     145,000  SH         SOLE         1    145,000
Verifone Systems Inc.               COM             92342Y109   13,738     250,000  SH         SOLE         1    250,000
Verisk Analytics Inc.               CL A            92345Y106      328      10,000  SH         SOLE               10,000
West Coast Bancorp Ore. New         COM             952145100   29,616   8,535,000  SH         SOLE         1  8,535,000
Williams Companies Inc Del          COM             969457100    4,462     143,100  SH         SOLE         1    143,100
